Financial and capital risk management (Details 8) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Treasury Forward [Member]
IfrsStatementLineItems [Line Items]
Protection notional amount	$ 1,130
Protection average rate	4.44%
Protection fair value	$ (6)
Protection financial settlement inflows
Protection value at risk	3
Treasury Forward [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Protection fair value	(6)
Treasury Forward One [Member]
IfrsStatementLineItems [Line Items]
Protection fair value
Protection financial settlement inflows	(3)
Protection value at risk
Treasury Forward One [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Protection fair value